Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes
Current	$ 2,040	$ 1,257	$ 1,275
Deferred	(50)	345	293
Total income tax provision	$ 1,990	$ 1,602	$ 1,568